Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 29, 2012	Dec. 31, 2009	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2005
IfrsStatementLineItems [Line Items]
Acquisition of goodwill					R$ 3,112,169	R$ 3,112,169
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Licenses period				10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Licenses period				20 years
Licences [member]
IfrsStatementLineItems [Line Items]
Subsidiary purchased Lot 2					1,739,000
Subsidiary purchased Lot 2					1,199,000
Total auction amount					1,199,000
Intangible asset				R$ 884,000
Disbursements costs				R$ 2,680,000
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
Description of additional obligations				the 2.3GHz and 26GHz radio frequencies were readily available for use by the Company (operating assets), generating the registration in 2021 in “Authorizations” of the amounts related to the licenses (R$ 614 million) and the obligations related to the 26GHz license, fulfilled through EACE (R$ 550 million). The disbursements with EACE (R$ 633 million) occurred in 5 semi-annual installments between 2022 and 2024 and were monetarily restated by the IGP-DI index. The Company evaluated the application of the concept of adjustment to present value (“AVP”) upon initial recognition (R$ 83 million).
Intangible assets					4,053,000	4,053,000
Assets in progress					R$ 0
Licences And Franchises 1 [Member]
IfrsStatementLineItems [Line Items]
Description of additional obligations				The 3.5GHz radio frequency was not readily available, requiring spectrum cleaning activities to be available for use, and, thus, it was registered in assets in progress (R$ 270 million). Therefore, the obligations carried out by EAF (R$ 2,104 million) were also recorded under assets in progress. The disbursements with the EAF were monetarily restated by the IGP-DI index until the disbursement dates. Such disbursements took place in 2 installments in 2022 (R$ 1,090 million in February and R$ 1,133 million in May) to EAF
Licences And Franchises 2 [Member]
IfrsStatementLineItems [Line Items]
Description of additional obligations			the Company, ceasing such capitalization. Thus, the transfer of goods in progress to the line of authorizations was carried out. The Company recorded R$ 95 million in intangible assets referring to interest calculated based on the Selic rate in 2023, incurred on the 3.5GHz radio frequency and did not capitalize the inflation adjustments of amounts due to EAF in 2023 since there is no further balance to disburse with this entity
TIM Fiber SP Ltda And TIM Fiber RJSA [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill	R$ 1,159,649
TIM S.A [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill		R$ 210,015
Description of closing of the transaction					TIM S.A. wrote off R$ 1,051,477 of the goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. Consequently, the goodwill recorded in TIM S.A. was reduced to R$ 108,172, which is the balance recorded on December 31, 2024 and December 31, 2023
TIM Sul And TIM Nordeste [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill							R$ 157,556
Cozani [Member]
IfrsStatementLineItems [Line Items]
Total consideration paid					R$ 7,211,585
Identifiable assets net of liabilities assumed					4,575,159
Goodwill					R$ 2,636,426	R$ 2,636,426